FORM 13F

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: September 30, 2003

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                          [ ] is a restatement.
                          [ ] adds new holdings entries

              Institutional Investment Manager Filing this Report:
                       Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 1325
                         San Francisco, California 94111

                          Form 13F File Number: 28-3896

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Mark C. Wehrly
                                 Managing Member
                                 (415) 421-2132




                               /s/ Mark C. Wehrly
                            ------------------------
                            San Francisco, California
                                November 14, 2003



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       116

                    Form 13 F Information Table Value Total:

                             $ 2,992,925 (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-6372
Name:  Farallon Partners, L.L.C.



Farallon Capital Management
FORM 13F
30-Sep-03



Column 1                      Column 2         Column 3   Column 4  Column 5               Column 6  Column 7 Column 8


                                                                                                              Voting Authority
                                               CUSIP        Value   Shares/     Sh/  Put/  Invstmt   Other    ----------------------
Name of Issuer                Title of class   Number     (x$1000)  Prn Amt     Prn  Call  Dscrtn    Mngrs    Sole       Shared None
--------------                --------------   -----      --------  -------     ---  ----  -------   -----    ---------  ------ ----

Acxiom Corp                    COM             005125109    12,167     772,499   SH          Other     1         772,499
AdvancePCS                     COM             00790K109    82,122   1,802,110   SH          Other     1       1,802,110
Agere Systems                  CL B            00845V209    42,396  14,669,777   SH          Other     1      14,669,777
Agere Systems Inc              CL A            00845V100    11,851   3,860,317   SH          Other     1       3,860,317
Agilent Tech Inc               DBCV 3% 12/01   00846UAB7       509     500,000   PRN         Other     1         500,000
Allied Waste Pfd               PFD SR C CONV   019589605    47,715     766,500   SH          Other     1         766,500
AMC Entertainment Inc          COM             001669100     8,063     601,700   SH          Other     1         601,700
American Financial REIT        COM             02607P305    16,610   1,178,000   SH          Other     1       1,178,000
Ameristar Casinos              COM             03070Q101     4,889     195,328   SH          Other     1         195,328
Amylin Pharmaceuticals Inc     COM             032346108    78,741   2,784,340   SH          Other     1       2,784,340
Anthem Inc.                    COM             03674B104    54,567     765,000   SH          Other     1         765,000
Arch Capital Group             COM             G0450A105    26,053     787,824   SH          Other     1         787,824
Astoria Financial Corp         COM             046265104     4,935     159,700   SH          Other     1         159,700
Atherogenics Inc.              COM             047439104    22,231   1,335,208   SH          Other     1       1,335,208
Banco Latinoamericano Exp      CL E            P16994132    42,677   3,556,412   SH          Other     1       3,556,412
Bay View Capital Corporation   COM             07262L101     1,214     200,000   SH          Other     1         200,000
Beasley Broadcast Group        CL A            074014101     4,651     336,574   SH          Other     1         336,574
Berkshire Hathaway             CL A            084670108    20,250         270   SH          Other     1             270
Big City Radio                 CL A            089098107       415     319,000   SH          Other     1         319,000
Boise Cascade                  COM             097383103     9,886     358,200   SH          Other     1         358,200
Bruker Biosciences Corp        COM             116794108    12,801   2,909,266   SH          Other     1       2,909,266
Capital Pacific Holdings Inc   COM             14040M104    16,334   3,712,276   SH          Other     1       3,712,276
Catalina Marketing Corp        COM             148867104    14,877     979,400   SH          Other     1         979,400
Catalytica Energy Systems      COM             148884109     7,411   2,280,338   SH          Other     1       2,280,338
CapitalSource Inc              COM             14055X102   521,749  29,814,246   SH          Other     1      29,814,246
Centerpulse Ltd                SPONS ADR       152005104     8,172     277,300   SH          Other     1         277,300
Charter Communications         NOTE 5.75% 10/1 16117MAB3    26,974  31,525,000   PRN         Other     1      31,525,000
Chateau Communities Inc        COM             161726104    35,971   1,208,700   SH          Other     1       1,208,700
CIA Vale Do Rio Doce           SPONS ADR       204412209    10,642     260,700   SH          Other     1         260,700
Citigroup Inc                  W EXP 99/99/999 172967127     9,904   9,170,738   SH          Other     1       9,170,738
City Investing Co Liq. Tr      UNIT BEN INT    177900107    23,710  12,349,096   SH          Other     1      12,349,096
Compania Anonima Na Tele       SPONS ADR D     204421101     4,597     332,600   SH          Other     1         332,600
Concord EFS                    COM             206197105   100,816   7,375,000   SH          Other     1       7,375,000
Copper Mountain Networks Inc   COM NEW         217510205       336      31,967   SH          Other     1          31,967
Countrywide Financial Corp     COM             222372104    44,620     570,000   SH          Other     1         570,000
CSG Systems Intl Inc           COM             126349109    52,928   3,573,796   SH          Other     1       3,573,796
Cypress Semiconductor          NOTE 3.75% 7/0  232806AF6     3,841   3,924,000   PRN         Other     1       3,924,000
D&E Communications             COM             232860106     3,744     264,000   SH          Other     1         264,000
Darden Restaurants Inc         COM             237194105    25,403   1,337,000   SH          Other     1       1,337,000
Dreyer's Grand Ice Cream       COM             261877104    49,093     631,339   SH          Other     1         631,339
DST Systems Inc                COM             233326107    30,347     807,100   SH          Other     1         807,100
Eclipsys Corp                  COM             278856109       256      15,873   SH          Other     1          15,873
Elan Corp PLC                  W EXP 08/31/200 G29539163       220   1,374,400   SH          Other     1       1,374,400
Epresence Inc                  COM             294348107       765     150,000   SH          Other     1         150,000
Freddie Mac                    COM             313400301    58,894   1,125,000   SH          Other     1       1,125,000
FTD Inc                        CL A            30265Q109    10,556     468,750   SH          Other     1         468,750
G & K Services Inc             CL A            361268105    22,870     655,311   SH          Other     1         655,311
Gartner Group                  COM             366651107     9,323     846,000   SH          Other     1         846,000
Gartner Group                  CL B            366651206    12,903   1,184,880   SH          Other     1       1,184,880
Genetronics Biomedical Corp    COM             371916107       392     404,000   SH          Other     1         404,000
General Maritime Corp          SHS             Y2692M103    12,111   1,058,723   SH          Other     1       1,058,723
Golf Trust of America          COM             38168B103       364     112,200   SH          Other     1         112,200
Halliburton Co                 COM             406216101     3,395     140,000   SH          Other     1         140,000
Igen International Inc         COM             449536101    34,548     600,000   SH          Other     1         600,000
Insurance Auto Auctions        COM             457875102    20,557   1,827,300   SH          Other     1       1,827,300
Invitrogen                     NOTE 2.25% 12/1 46185RAD2    12,805  13,000,000   PRN         Other     1      13,000,000
Invitrogen Corp                COM             46185R100    25,109     433,354   SH          Other     1         433,354
Jo-Ann Stores Inc              CL B NON VTG    47758P208     1,545      63,300   SH          Other     1          63,300
Jones Lang Lasalle Inc         COM             48020Q107    11,430     617,816   SH          Other     1         617,816
Juno Lighting                  COM             482047206     7,077     496,949   SH          Other     1         496,949
Kansas City Southern           COM             485170302     1,534     138,600   SH          Other     1         138,600
Korn/Ferry International       COM NEW         500643200    11,236   1,362,000   SH          Other     1       1,362,000
KT Corp                        SPONS ADR       48268K101     4,982     250,000   SH          Other     1         250,000
La Quinta Corp                 PAIRED CTF      50419U202    20,371   3,269,800   SH          Other     1       3,269,800
Laboratory Crp of Amer Hld     COM             50540R409    70,645   2,461,500   SH          Other     1       2,461,500
Lam Research Corporation       NOTE 4% 6/0     512807AE8     7,663   7,780,000   PRN         Other     1       7,780,000
Legato Systems Inc             COM             524651106    20,568   1,820,200   SH          Other     1       1,820,200
Lennar Corp                    CL B            526057302    12,342     164,600   SH          Other     1         164,600
Libbey Inc.                    COM             529898108    11,294     406,100   SH          Other     1         406,100
Liberty Media                  COM SER A       530718105    25,633   2,571,000   SH          Other     1       2,571,000
Mahanagar Telephone Nigam Ltd  SPONS ADR 2001  559778402     5,853   1,106,400   SH          Other     1       1,106,400
Methanex Corp                  COM             59151K108     5,647     602,700   SH          Other     1         602,700
Montpelier Re Holdings         COM             G62185106    48,659   1,613,900   SH          Other     1       1,613,900
Newcastle Investment Corp      COM             65105M108    18,725     814,500   SH          Other     1         814,500
Neuberger Berman Inc           COM             641234109    32,139     767,600   SH          Other     1         767,600
Nokia Corp                     SPONS ADR       654902204     5,460     350,000   SH          Other     1         350,000
Nortel Inversora               SPONS ADR PFD   656567401    15,388   4,808,690   SH          Other     1       4,808,690
Northrop Gumman Corp           COM             666807102    13,949     161,781   SH          Other     1         161,781
NPS Pharmaceuticals Inc        COM             62936P103    19,274     691,801   SH          Other     1         691,801
Officemax Inc                  COM             67622M108   119,481  12,751,400   SH          Other     1      12,751,400
Overture Services Inc          COM             69039R100    12,265     465,800   SH          Other     1         465,800
Owens-Illinois Inc             COM NEW         690768403    14,606   1,279,000   SH          Other     1       1,279,000
Parker Drilling Co             COM             701081101       965     409,000   SH          Other     1         409,000
Peoplesoft Inc                 COM             712713106    22,147   1,212,193   SH          Other     1       1,212,193
Pfizer                         COM             717081103    99,840   3,286,370   SH          Other     1       3,286,370
PG&E Corporation               COM             69331C108    86,107   3,602,800   SH          Other     1       3,602,800
Platinum Underwriters Holdings COMs            G7127P100    20,513     730,000   SH          Other     1         730,000
Potash Corp of Saskatchewan    COM             73755L107    32,763     464,400   SH          Other     1         464,400
PRG-Schultz International      COM             69357C107    17,626   3,103,095   SH          Other     1       3,103,095
Prime Hospitality Corp         COM             741917108     2,451     282,100   SH          Other     1         282,100
Quantum Corp                   COM DSSG        747906204       674     218,800   SH          Other     1         218,800
Quest Diagnostics              COM             74834L100     5,148      84,900   SH          Other     1          84,900
Regal Entertainment Group      CL A            758766109    16,195     870,700   SH          Other     1         870,700
Register Com Inc               COM             75914G101     6,765   1,500,000   SH          Other     1       1,500,000
Salix Pharmaceuticals Ltd      COM             795435106    34,592   1,796,068   SH          Other     1       1,796,068
Sappi Ltd                      SPON ADR NEW    803069202    26,914   1,993,600   SH          Other     1       1,993,600
Sealed Air Corp                COM             81211K100    47,230   1,000,000   SH          Other     1       1,000,000
Sepracor                       NOTE 5.75% 11/1 817315AQ7    21,297  22,330,000   PRN         Other     1      22,330,000
Sepracor Inc                   SDCV 5% 2/1     817315AL8    19,145  20,503,000   PRN         Other     1      20,503,000
SPS Technologies               COM             784626103     5,175     115,000   SH          Other     1         115,000
Storagenetworks                COM             86211E103       883     540,000   SH          Other     1         540,000
Titan Corp                     COM             888266103     1,563      75,000   SH          Other     1          75,000
Trammell Crow Co               COM             89288R106     3,206     257,500   SH          Other     1         257,500
Trimeris Inc                   COM             896263100    14,390     574,000   SH          Other     1         574,000
TV Azteca S.A.                 SPONS ADR       901145102     7,177     956,900   SH          Other     1         956,900
United National Bancorp NJ     COM             910909100     9,963     300,000   SH          Other     1         300,000
United Stationers Inc          COM             913004107    67,680   1,795,690   SH          Other     1       1,795,690
Univision Communications Inc   CL A            914906102    17,367     543,915   SH          Other     1         543,915
USG Corp                       COM NEW         903293405     4,224     245,000   SH          Other     1         245,000
Waste Management Inc           COM             94106L109    15,190     580,434   SH          Other     1         580,434
Waters Corp                    COM             941848103    32,801   1,195,800   SH          Other     1       1,195,800
WebMD Corp                     COM             94769M105    27,989   3,127,300   SH          Other     1       3,127,300
Williams Cos. Inc              COM             969457100    25,905   2,750,000   SH          Other     1       2,750,000
Wiltel Communications          COM             972487102       802      50,000   SH          Other     1          50,000
Yankee Candle                  COM             984757104    44,585   1,749,800   SH          Other     1       1,749,800
Zebra Technologies             CL A            989207105    14,607     283,750   SH          Other     1         283,750